Related Party Balances, Transactions and Arrangements - Additional Information (Detail) - Rosedale Hotel Holdings Limited [Member] - shares	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Equity interest percentage	7.40%	7.40%
Available-for-sale Securities [Member]
Related Party Transaction [Line Items]
Number of share in equity interest	5,334,870	5,334,870
Trading Securities [Member]
Related Party Transaction [Line Items]
Number of share in equity interest	5,334,870	5,334,870